Related party transaction (Details) - US Salt Holdings LLC [Member] - Professional Services Agreement [Member] - Emerald Lake [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 19, 2021
Related party transaction (Details) [Line Items]
Annual management fee minimum amount			$ 1.9
Percentage of annual management fee			1.00%
Management fee payable			$ 0.5
Percentage of quarterly management fee			0.25%
Management fees	$ 1.9	$ 1.9